Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0002077345
Registrant Name	Ives Ultra AI Opportunities Inc.
Registration File Number	333-289446
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES